Operating Leases - Additional Information (Detail)	12 Months Ended
Dec. 31, 2015
Fortaleza Knutsen [Member]
Operating Leased Assets [Line Items]
Lease expiration period	Mar. 23, 2023
Recife Knutsen [Member]
Operating Leased Assets [Line Items]
Lease expiration period	Aug. 23, 2023
Bodil Knutsen [Member]
Operating Leased Assets [Line Items]
Lease expiration period	May 31, 2017
Option to extend lease expiration date	2019-05
Windsor Knutsen [Member]
Operating Leased Assets [Line Items]
Vessel operation time charter period	2 years
Option to extend lease expiration year	2023
Carmen Knutsen [Member]
Operating Leased Assets [Line Items]
Lease expiration period	Jan. 15, 2023
Option to extend lease expiration date	2026-01
Hilda Knutsen [Member]
Operating Leased Assets [Line Items]
Lease expiration period	Aug. 31, 2018
Option to extend lease expiration date	2023-08
Torill Knutsen [Member]
Operating Leased Assets [Line Items]
Lease expiration period	Nov. 30, 2018
Option to extend lease expiration date	2023-11
Dan Cisne [Member]
Operating Leased Assets [Line Items]
Lease expiration period	Sep. 30, 2023
Ingrid Knutsen [Member]
Operating Leased Assets [Line Items]
Lease expiration period	Feb. 29, 2024
Option to extend lease expiration date	2029-02
Dan Sabia [Member]
Operating Leased Assets [Line Items]
Lease expiration period	Jan. 31, 2024